Shipping and Handling Costs	3 Months Ended
Mar. 28, 2014
Shipping And Handling Costs [Abstract]
Shipping and Handling Costs

15. Shipping and Handling Costs

All shipping and handling amounts billed to a customer in a sales transaction are classified as revenue. Shipping and handling costs associated with storage and handling of finished goods and shipments to customers are included in cost of sales and totaled $41.1 million and $37.8 million, respectively, for the three fiscal months ended March 28, 2014 and March 29, 2013.